TRADE RECEIVABLES - Movements in the allowance for current doubtful accounts (Details) - Trade receivables - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade receivables
At the beginning of the fiscal year	$ (6,534)	$ (5,547)
Additions -Bad debt expenses	(10,805)	(8,619)
Uses and Currency translation adjustments (includes RECPAM)	7,249	7,632
At the end of the year	$ (10,090)	$ (6,534)